Cash Flow Information - Schedule Of Debt Reconciliation (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Acquisitions / Issuance	R$ 19,361		R$ 524,196	R$ 725,370	R$ 826,000
Payments	(26,058)	R$ (32,276)	(135,147)	(689,634)
Revaluation	(19,968)
Net foreign exchange differences	23,561	134	3,085	(35,091)	35,116
Interest accrued	19,762	16,562	84,367	62,663	5,908
Interest paid	(572)	(3,141)	(28,428)	(54,185)
Total debt as of December 31, 2018	1,488,800	1,005,920	1,472,714	876,147	867,024
New IFRS [member]
Statement [LineItems]
Total debt as of December 31, 2018	1,472,714	1,024,641	1,024,641
Change in accounting policy (Note 3.xxi)				148,494
Borrowings [member]
Statement [LineItems]
Acquisitions / Issuance				325,370	826,000
Payments	(10,500)	(24,786)	(85,353)	(689,634)
Net foreign exchange differences				(35,091)	35,116
Interest accrued	4,486	7,585	26,250	56,125	5,908
Interest paid	(572)	(3,141)	(28,428)	(54,185)
Total debt as of December 31, 2018	375,492	449,267	382,078	469,609	R$ 867,024
Borrowings [member] | New IFRS [member]
Statement [LineItems]
Total debt as of December 31, 2018	382,078	469,609	469,609
Lease liabilities [member]
Statement [LineItems]
Acquisitions / Issuance	19,361		124,196
Payments	(15,558)	(7,490)	(37,979)
Revaluation	(19,968)
Net foreign exchange differences	23,561	134	3,085
Interest accrued	6,145	2,328	17,610
Total debt as of December 31, 2018	268,947	143,466	255,406
Lease liabilities [member] | New IFRS [member]
Statement [LineItems]
Total debt as of December 31, 2018	255,406	148,494	148,494
Change in accounting policy (Note 3.xxi)				148,494
Debentures [member]
Statement [LineItems]
Acquisitions / Issuance			400,000	400,000
Payments			(11,815)
Interest accrued	9,131	6,649	40,507	6,538
Total debt as of December 31, 2018	844,361	413,187	835,230	R$ 406,538
Debentures [member] | New IFRS [member]
Statement [LineItems]
Total debt as of December 31, 2018	R$ 835,230	R$ 406,538	R$ 406,538